Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of contractual maturities of financial liabilities, including estimated interest payments

	December 31, 2020
		Carrying	Contractual				More than
	Note	amount	cash flows	0-1 years	1-2 years	2-5 years	5 years
		US $’000	US $’000	US $’000	US $’000	US $’000	US $’000
Non-derivative financial liabilities
Debentures (*)	12 (a)	423,700	471,815	13,004	13,083	445,728
Long-term loans and other liabilities	12 (a)	108,444	148,775	20,009	16,266	34,966	77,534
Lease liabilities	7	1,174,016	1,456,107	455,343	292,926	449,090	258,748
Short-term borrowings	12 (a)	122,501	123,139	123,139
Trade and other payables	14	365,354	365,354	365,354
		2,194,015	2,565,190	976,849	322,275	929,784	336,282

	December 31, 2019
		Carrying	Contractual				More than
		amount	cash flows	0-1 years	1-2 years	2-5 years	5 years
	Note	US $’000	US $’000	US $’000	US $’000	US $’000	US $’000
Non-derivative financial liabilities
Debentures	12 (a)	455,474	564,495	26,663	18,839	518,993
Long-term loans and other liabilities	12 (a)	104,237	154,309	14,180	13,168	41,821	85,140
Lease liabilities	7	857,326	1,112,115	294,671	174,861	392,593	249,990
Short-term borrowings	12 (a)	116,431	117,393	117,393
Trade and other payables	14	387,564	387,564	387,564
		1,921,032	2,335,876	840,471	206,868	953,407	335,130

(*) The contractual cashflows do not reflect the early repayment announced in January 2021 in respect of the cash-sweep mechanism (see Note 1(b)) and any additional early repayment that may be further required under such mechanism.

Schedule of sensitivity analysis	The analysis has been performed on the same basis for 2020 and 2019.

Profit or loss
US $’000
December 31, 2020	3,379
December 31, 2019	6,532

Schedule of fair values of the remaining financial assets and liabilities, together with their fair value measurement hierarchy and their corresponding carrying amounts included in the statements of financial position

		December 31, 2020		December 31, 2019
		Carrying	Fair value	Carrying	Fair value
	Note	amount	Level 2	amount	Level 2
		US $’000	US $’000	US $’000	US $’000
Loans and other liabilities:
– Debentures	12 (a)	(423,700)	(360,876)	(455,474)	(211,862)
– Other	12 (a)	(108,444)	(108,477)	(104,236)	(76,781)

Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of notional amounts exposed to foreign currency risk

	December 31, 2020
	US$	NIS	Others
	US$’000	US$’000	US$’000
Non-current assets
Trade and other receivables	4,409		884
Other non-current investments	2,203	1,294	1,391
Current assets
Other current investments	51,195	44	5,438
Trade and other receivables	397,025	497	75,742
Cash and cash equivalents	517,852	11,309	41,253
Non-current liabilities
Loans and other liabilities	(509,858)	(4,197)	(3,309)
Lease liabilities	(776,593)	(10,145)	(25,102)
Current liabilities
Short term borrowings and current maturities	(129,710)	(217)	(8,642)
Lease liabilities	(348,710)	(5,485)	(7,981)
Trade and other payables	(234,004)	(26,889)	(104,461)
	(1,026,191)	(33,789)	(24,787)

	December 31, 2019
	US$	NIS	Others
	US$’000	US$’000	US$’000
Non-current assets
Trade and other receivables	3,160	1,226	932
Other non-current investments	607	1,195	964
Current assets
Other current investments	51,196	1,607	6,244
Trade and other receivables	215,605	2,470	62,426
Cash and cash equivalents	147,718	8,345	26,723
Non-current liabilities
Loans and other liabilities	(537,243)	(4,690)
Lease liabilities	(607,171)	(22,286)	(12,292)
Current liabilities
Short term borrowings and current maturities	(137,040)	(713)	(2,313)
Lease liabilities	(203,321)	(6,518)	(5,738)
Trade and other payables	(225,550)	(45,958)	(116,056)
	(1,292,039)	(65,322)	(39,110)

Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of interest rate profile of interest-bearing financial instruments

	Carrying amount
	2020	2019
	US $’000	US $’000
Fixed rate instruments
Financial assets	627,662	243,348
Financial liabilities	(1,778,063)	(1,465,389)
	(1,150,401)	(1,222,041)
Variable rate instruments
Financial liabilities	(50,598)	(68,078)
	(50,598)	(68,078)